REVENUE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 245,316	$ 205,622	$ 198,871
Revenue Benchmark | Customer Concentration Risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 204,300	$ 173,600	$ 156,600
Percentage of entity's revenue		83.00%	84.00%	79.00%
Revenue Benchmark | Customer Concentration Risk | Customer One
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 108,400	$ 89,300	$ 84,300
Revenue Benchmark | Customer Concentration Risk | Customer Two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		95,900	84,300	72,300
RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		227,134	205,622	198,871
JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		18,182	0	0
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		239,107	200,082	193,419
US | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		221,213	200,082	193,419
US | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 17,900	17,894	0	0
Europe and RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		6,209	5,540	4,933
Europe and RoW | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		5,921	5,540	5,452
Europe and RoW | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 288	$ 0	$ 0